GOODWILL (Tables)	9 Months Ended
Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF GOODWILL

	Realty Crunch	Expetitle	LemonBrew	Total
Cost
Balance at December 31, 2022	602	8,393	1,267	10,262
Impairment	-	(723)	-	(723)
Adjustments	-	-	(546)	(546)
Balance at December 31, 2023	602	7,670	721	8,993
Impairment	-	-	-	-
Adjustments	-	-	-	-
Balance at September 30, 2024	602	7,670	721	8,993

	Realty Crunch	Expetitle	LemonBrew	Total
Accumulated Impairment Loss at December 31, 2022	—	—	—	—
Goodwill Impairment	—	723	—	723
Accumulated Impairment Loss at December 31, 2023	—	723	—	723
Goodwill Impairment	—	—	—	—
Accumulated Impairment Loss at September 30, 2024	—	723	—	723